SUMMARY OF SHARE-BASED PAYMENT ARRANGEMENT OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares outstanding, beginning balance	1,000,000
Weighted average exercise price outstanding, beginning balance	$ 0.10
Weighted average grant date fair value options outstanding, beginning balance	$ 0.06
Weighted average remaining contractual term (in years), ending	9 years 2 months 23 days	8 years 9 months
Number of shares, granted	8,290,000
Weighted average exercise price, granted	$ 1.23
Weighted average grant date fair value options, granted	$ 0.62
Number of shares, forfeited	(40,000)
Weighted average exercise price, forfeited	$ 1.00
Number of shares, exercised	(250,000)
Weighted average exercise price, exercised	$ 0.10
Number of shares outstanding, ending balance	9,000,000	1,000,000
Weighted average exercise price outstanding, ending balance	$ 1.13	$ 0.10
Weighted average grant date fair value options outstanding, ending balance	$ 0.57	$ 0.06
Number of shares vested and expected to vest	9,000,000
Weighted average exercise price, vested and expected to vest	$ 1.13
Weighted average grant date fair value options outstanding, ending balance	$ 0.57
Weighted average remaining contractual term (in years),vested and expected to vest	9 years 2 months 23 days
Number of shares exercisable	5,933,958
Weighted average exercise price exercisable	$ 1.00
Weighted average grant date fair value options outstanding, ending balance	$ 0.49
Weighted average remaining contractual term (in years), exercisable	9 years 1 month 24 days